Bonds and financing - Somos - Anglo (Predecessor) (Details 2) R$ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 06, 2018 BRL (R$)	Mar. 31, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$)	Oct. 10, 2018 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2017 BRL (R$)
Bonds and financing
Payment of borrowings principal					R$ 852,135
Somos - Anglo (Predecessor)
Bonds and financing
Payment of borrowings principal				R$ 380,664			R$ 95,000
Proceeds from sale of property, plant and equipment				25,500
Somos - Anglo (Predecessor) | Current Bonds with third parties
Bonds and financing
Payment of borrowings principal	R$ 380,000			R$ 380,000 [1]			R$ 95,000
Somos - Anglo (Predecessor) | Finance leases
Bonds and financing
Present value of finance leases		R$ 21,030
Proceeds from sale of property, plant and equipment		25,500
Deferred income		R$ 9,104
Lease term of the property		120 months
Number of installments		120
Leases, monthly installment due		R$ 223
Finance leases, implicit interest rate per month		0.41%

[1]	On April 06, 2018, was settled in advance the third party bond in the total amount of R$380,000. The settlement was made with the resources obtained with new bonds issued. Due to the settlement, the financial covenants were not applicable at October 10, 2018.